FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Schedule of Maturity Profile of the Group's Financial Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥		¥ 100	¥ 215
Other payables and accrued liabilities | ¥		1,081	2,481
Due to related companies | ¥		4,041	13,747
Due to the Shareholder | ¥		6,973	11,573
Trade and other payables, total | ¥		12,195	28,016
USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $	$ 15
Other payables and accrued liabilities | $	157
Due to related companies | $	587
Due to the Shareholder | $	1,014
Trade and other payables, total | $	1,773
On demand [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥
Other payables and accrued liabilities | ¥
Due to related companies | ¥
Due to the Shareholder | ¥
Trade and other payables, total | ¥
On demand [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $
Other payables and accrued liabilities | $
Due to related companies | $
Due to the Shareholder | $
Trade and other payables, total | $
Within 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥		100	215
Other payables and accrued liabilities | ¥		1,081	2,481
Due to related companies | ¥		4,041	13,747
Due to the Shareholder | ¥		6,973	11,573
Trade and other payables, total | ¥		12,195	28,016
Within 1 year [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $	15
Other payables and accrued liabilities | $	157
Due to related companies | $	587
Due to the Shareholder | $	1,014
Trade and other payables, total | $	1,773
After one year but not more than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥
Other payables and accrued liabilities | ¥
Due to related companies | ¥
Due to the Shareholder | ¥
Trade and other payables, total | ¥
After one year but not more than five years [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $
Other payables and accrued liabilities | $
Due to related companies | $
Due to the Shareholder | $
Trade and other payables, total | $
Expiring 2023 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥
Other payables and accrued liabilities | ¥
Due to related companies | ¥
Due to the Shareholder | ¥
Trade and other payables, total | ¥
Expiring 2023 [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $
Other payables and accrued liabilities | $
Due to related companies | $
Due to the Shareholder | $
Trade and other payables, total | $